Shareholder Fees - FidelitySAIMunicipalIncomeFund-PRO	Mar. 01, 2024 USD ($)
FidelitySAIMunicipalIncomeFund-PRO | Fidelity SAI Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none